CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities
Net income	$ 4,637,754	$ 3,826,192
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Deferred income taxes	(202,665)	148,198
Amortization (accretion) of:
Deferred loan origination costs, net	(33,880)	(47,784)
Premiums and discounts on securities	782,936	953,830
Core deposit intangible	58,000	75,000
Mortgage servicing rights	82,929	106,970
Fair value adjustments	(62,869)	(92,677)
Credit for loan losses	(500,000)	(250,000)
Depreciation	581,985	597,526
Gain on sale of securities available for sale	(10,821)	(109,712)
Gain on sale of loans	(893,342)	(630,779)
Loss on sale of property and equipment		80,545
Loss on sale of foreclosed assets	14,684	164,084
Write-down on foreclosed assets	355,500	202,694
Earnings on bank-owned life insurance	(459,482)	(379,065)
Increase in mortgage servicing rights	(230,826)	(150,546)
Proceeds from sales of loans held for sale	32,065,679	20,638,117
Originations of loans held for sale	(32,326,632)	(20,107,338)
Change in assets and liabilities:
Accrued interest receivable and other assets	774,685	(474,625)
Accrued interest payable	53,467	(25,284)
Other liabilities	(181,886)	204,595
Net cash provided by operating activities	4,505,216	4,729,941
Cash flows from investing activities
Purchase of interest-earning time deposits	(1,454,355)	(10,477)
Proceeds from maturities of interest-earning time deposits	1,791,325
Available for sale securities:
Purchases	(43,273,890)	(26,749,263)
Proceeds from calls, maturities, and principal repayments	41,719,661	37,021,352
Proceeds from sales	1,630,421	5,259,541
Redemption of FHLB stock	1,140,000
Purchase of Federal Reserve Bank stock		(1,676,700)
Increase in loans	(18,719,080)	(27,895,667)
Purchase of property and equipment	(89,186)	(1,456,558)
Proceeds from the sale of property and equipment		255,304
Proceeds from the sale of foreclosed assets	374,273	1,227,868
Purchase of bank-owned life insurance		(6,000,000)
Net cash used in investing activities	(16,880,831)	(20,024,600)
Cash flows from financing activities
Net increase in deposit accounts	22,851,654	7,766,947
Net increase (decrease) in securities sold under agreements to repurchase	7,884,500	(14,917,903)
Proceeds from Federal Home Loan Bank advances	25,000,000
Repayments of Federal Home Loan Bank advances	(11,500,000)	(11,500,000)
Repurchase of common stock	(12,820)
Cash dividends paid	(1,681,615)	(1,681,748)
Net cash provided by (used in) financing activities	42,541,719	(20,332,704)
Net increase (decrease) in cash and cash equivalents	30,166,104	(35,627,363)
Cash and cash equivalents:
Beginning	49,066,462	84,693,825
Ending	79,232,566	49,066,462
Supplemental schedule of noncash investing and financing activities
Assets acquired in settlement of loans		287,982
Loans made to finance sales of foreclosed assets	84,029	383,230
Cash paid during the period for:
Interest	2,366,375	2,533,966
Income taxes, net of refunds	$ 1,342,500	$ 1,535,000